CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3:-	CASH AND CASH EQUIVALENTS

	June 30,	December 31,
	2023	2022
	Unaudited

Denominated in U.S. dollars	3,235	2,334
Denominated in NIS	3,498	2,620
Denominated in Euro	1,597	2,412

	8,330	7,366